Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2020
Related Party Transactions
Net operating loss carry forwards	$ 7,955,000
Net operating loss carry forwards expiration year, descriptions	through 2034
Cumulative tax effect at the expected rate	21.00%	21.00%
Net operating carry forward loss- federal income tax	$ 7,955,000